Deferred Revenue	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 4. Deferred Revenue

The Company charges a maintenance and support fee for the license and software. The maintenance agreement is paid in advance for 12 months of maintenance and support, which is recorded as deferred revenue and recognized as revenue straight-line over the service period. As of December 31, 2013 and 2012, the Company had $33,041 and $27,041 of deferred revenues.